Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Discount on subordinated notes payable (in Dollars)	$ 3,312	$ 263,272	$ 263,272
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	50,000,000	50,000,000	50,000,000
Common stock shares issued	21,492,027	19,517,027	15,306,064
Common stock shares outstanding	21,492,027	19,517,027	15,306,064